Quarterly Holdings Report
for
Fidelity Advisor® Technology Fund
October 31, 2025
AFTF-NPRT1-1225
1.809103.122
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	1,900	3,127,799
CANADA - 2.8%
Information Technology - 2.8%
IT Services - 2.8%
Shopify Inc Class A (d)	58,300	10,136,564
Shopify Inc Class A (United States) (d)	1,404,500	244,186,370

TOTAL CANADA		254,322,934
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(d)	387,462	4
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	14,100	713,037
INDIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Pine Labs Ltd/India (b)(c)	3,056,330	11,586,268
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)	111,528	152,793
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	9,410	2,617,071
NETHERLANDS - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV	68,100	72,066,687
NXP Semiconductors NV	1,587,270	331,929,902

TOTAL NETHERLANDS		403,996,589
TAIWAN - 2.5%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(d)	387,462	0
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	4,711,000	227,548,601
TOTAL TAIWAN		227,548,601
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)	8,250	11,042,790
UNITED STATES - 86.6%
Communication Services - 0.9%
Entertainment - 0.9%
Netflix Inc (d)	73,166	81,862,511
Consumer Discretionary - 1.6%
Broadline Retail - 1.4%
Amazon.com Inc (d)	513,300	125,358,126
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (d)	110,300	13,957,362
TOTAL CONSUMER DISCRETIONARY		139,315,488

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (d)	29,110	1,072,994
Industrials - 1.1%
Aerospace & Defense - 0.0%
Relativity Space Inc (b)(d)	6,703	7,105
Ground Transportation - 1.1%
CreateAI Holdings Inc Class A (d)	86,300	38,835
Lyft Inc Class A (d)	713,642	14,601,115
Uber Technologies Inc (d)	938,720	90,586,481
		105,226,431
TOTAL INDUSTRIALS		105,233,536

Information Technology - 83.0%
Communications Equipment - 4.0%
Cisco Systems Inc	5,050,500	369,242,054
IT Services - 5.6%
CoreWeave Inc Class A (d)	502,597	67,202,245
MongoDB Inc Class A (d)	215,651	77,595,543
Okta Inc Class A (d)	1,285,430	117,655,408
Snowflake Inc (d)	925,933	254,520,463
		516,973,659
Semiconductors & Semiconductor Equipment - 38.2%
Astera Labs Inc (d)	576,271	107,578,270
GlobalFoundries Inc (d)	4,477,659	159,404,660
Marvell Technology Inc	4,702,804	440,840,847
Micron Technology Inc	1,050,962	235,173,767
NVIDIA Corp	11,234,930	2,274,960,976
ON Semiconductor Corp (d)	5,519,520	276,417,562
		3,494,376,082
Software - 20.9%
Autodesk Inc (d)	59,500	17,929,730
Celestial AI Inc (b)(c)	9,192	175,474
Crowdstrike Holdings Inc Class A (d)	267,366	145,182,412
CyberArk Software Ltd (d)	190,000	98,948,200
Datadog Inc Class A (d)	1,200,286	195,418,564
Figma Inc Class A (e)	19,500	971,880
HubSpot Inc (d)	175,003	86,087,476
Manhattan Associates Inc (d)	760,830	138,524,318
Microsoft Corp	1,845,700	955,721,917
Monday.com Ltd (d)	73,924	15,172,162
Netskope Inc Class A (d)	23,600	557,904
OpenAI Global LLC rights (b)(c)(d)	3,749,900	8,174,782
OpenAI Global LLC rights (b)(c)(d)	1,071,800	1,521,956
Oracle Corp	33,400	8,771,174
Servicenow Inc (d)	205,234	188,667,512
Zscaler Inc (d)	164,500	54,472,530
		1,916,297,991
Technology Hardware, Storage & Peripherals - 14.3%
Apple Inc	4,073,616	1,101,383,558
Sandisk Corp/DE	323,181	64,419,669
Western Digital Corp	996,443	149,675,703
		1,315,478,930
TOTAL INFORMATION TECHNOLOGY		7,612,368,716

TOTAL UNITED STATES		7,939,853,245
TOTAL COMMON STOCKS (Cost $3,855,957,206)		8,854,961,131

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(c) (Cost $147,190)	147,191	105,448

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	26,036	6,732,910
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series E-1 (b)(c)	204,360	308,584
Meesho Series F (b)(c)	2,844,636	4,295,400

TOTAL INDIA		4,603,984
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	101,300	130,676
Xsight Labs Ltd Series F (b)(c)	371,759	1,572,541

TOTAL ISRAEL		1,703,217
UNITED STATES - 1.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	500	127,480
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	523,110
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	35,600	470,276
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	12,823	1,013,017
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	50,147	4,182,761
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	4,547	366,716
		6,032,770
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (b)(c)	148,400	5,376,532
Enevate Corp Series E (b)(c)(d)	9,477,386	2,558,894
Vast Data Ltd Series A (b)(c)(d)	30,141	729,714
Vast Data Ltd Series A1 (b)(c)(d)	74,185	1,796,019
Vast Data Ltd Series A2 (b)(c)(d)	85,337	2,066,009
Vast Data Ltd Series B (b)(c)(d)	67,904	1,643,956
Vast Data Ltd Series C (b)(c)(d)	1,979	47,911
Vast Data Ltd Series E (b)(c)(d)	64,886	1,570,890
		15,789,925
IT Services - 0.1%
X.Ai Holdings Corp Series C (b)(c)	227,400	8,313,744
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	139,441	1,591,022
Retym Inc Series D (b)(c)	34,592	414,411
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,469,160
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	749,082
		4,223,675
Software - 1.2%
Anthropic PBC Series B (b)(c)(d)	190,100	26,798,397
Anthropic PBC Series D (b)(c)(d)	195,705	29,021,095
Anthropic PBC Series F (b)(c)	38,900	5,483,733
Celestial AI Inc Series A (b)(c)	58,616	1,118,979
Celestial AI Inc Series B (b)(c)	44,107	842,003
Celestial AI Inc Series C1 (b)(c)	176,683	3,372,879
Databricks Inc Series G (b)(c)(d)	37,800	5,670,000
Databricks Inc Series H (b)(c)(d)	99,786	14,967,900
Databricks Inc Series I (b)(c)(d)	1,265	189,750
Databricks Inc Series J (b)(c)	38,610	5,791,500
Databricks Inc Series K (b)(c)	600	90,000
Physical Intelligence Inc Series B (b)(c)	20,100	5,458,342
Runway AI Inc Series D (b)(c)(d)	538,270	7,282,793
		106,087,371
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	82,421	4,038,629
Lightmatter Inc Series C2 (b)(c)(d)	12,946	655,585
Lightmatter Inc Series D (b)(c)(d)	54,900	3,673,908
		8,368,122
TOTAL INFORMATION TECHNOLOGY		142,782,837

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	4,463,173
TOTAL UNITED STATES		153,929,370
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $103,144,016)		166,969,481

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(c)(f)	526,698	270,757
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(c)	346,273	373,706
TOTAL INFORMATION TECHNOLOGY		644,463

TOTAL PREFERRED SECURITIES (Cost $872,971)		644,463

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	40,849,734	40,857,904
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	969,903	970,000
TOTAL MONEY MARKET FUNDS (Cost $41,827,904)			41,827,904

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $4,001,949,287)	9,064,508,427
NET OTHER ASSETS (LIABILITIES) - 1.3%	115,338,043
NET ASSETS - 100.0%	9,179,846,470

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $203,348,461 or 2.2% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	454,284

Anthropic PBC Series B	3/22/2024	5,932,010

Anthropic PBC Series D	5/31/2024	5,872,031

Anthropic PBC Series F	8/18/2025	5,483,640

Bytedance Ltd Series E1	11/18/2020	2,852,873

Canva Australia Holdings Pty Ltd Class A	8/19/2025	3,127,666

Celestial AI Inc	2/25/2025	136,186

Celestial AI Inc Series A	2/25/2025	868,437

Celestial AI Inc Series B	2/25/2025	653,476

Celestial AI Inc Series C1	2/25/2025	3,079,620

Cerebras Systems Inc Series G	9/19/2025	5,376,888

Databricks Inc Series G	2/1/2021	2,234,836

Databricks Inc Series H	8/31/2021	7,332,688

Databricks Inc Series I	9/14/2023	92,978

Databricks Inc Series J	12/17/2024	3,571,425

Databricks Inc Series K	9/8/2025	89,999

Diamond Foundry Inc Series C	3/15/2021	3,642,168

Discord Inc Series I	9/15/2021	275,312

Enevate Corp 10% 5/12/2199	11/12/2024	147,190

Enevate Corp 6%	11/2/2023 - 10/31/2024	526,698

Enevate Corp Series E	1/29/2021	10,507,436

GoBrands Inc Series G	3/2/2021	3,521,014

Lightmatter Inc Series C1	5/19/2023	1,356,386

Lightmatter Inc Series C2	12/18/2023	336,619

Lightmatter Inc Series D	10/11/2024	4,404,655

Meesho Series E-1	4/18/2024	190,736

Meesho Series F	9/21/2021	3,572,929

OpenAI Global LLC rights	9/30/2024	3,749,900

OpenAI Global LLC rights	8/4/2025	1,071,800

Physical Intelligence Inc Series B	10/24/2025	5,458,342

Pine Labs Ltd/India	6/30/2021	8,962,995

Retym Inc Series C	5/17/2023 - 6/20/2023	1,085,102

Retym Inc Series D	1/29/2025	366,225

Revolut Group Holdings Ltd	12/27/2024	7,175,427

Runway AI Inc Series D	9/6/2024	5,835,803

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	346,273

SiMa Technologies Inc Series B	5/10/2021	1,184,430

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	713,933

Tenstorrent Holdings Inc Series C1	4/23/2021	762,398

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	3,952,911

Tenstorrent Holdings Inc Series D2	7/17/2024	345,481

Vast Data Ltd Series A	11/28/2023	331,551

Vast Data Ltd Series A1	11/28/2023	816,035

Vast Data Ltd Series A2	11/28/2023	938,707

Vast Data Ltd Series B	11/28/2023	746,944

Vast Data Ltd Series C	11/28/2023	21,769

Vast Data Ltd Series E	11/28/2023	1,427,492

X.Ai Holdings Corp Series C	11/22/2024	4,923,210

Xsight Labs Ltd Series D	2/16/2021	809,994

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,721,249

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	206,406,796	683,545,165	849,095,408	2,262,388	1,351	-	40,857,904	40,849,734	0.1%
Fidelity Securities Lending Cash Central Fund	29,350	12,122,042	11,181,392	14,247	-	-	970,000	969,903	0.0%
Total	206,436,146	695,667,207	860,276,800	2,276,635	1,351	-	41,827,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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